Summary of profit and equity changes of foreign exchange rates (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments Risk
Profit and equity of foreign exchange loss	$ (952,682)	$ (292,006)
Profit and equity of foreign exchange gain	$ (478,018)	$ 321,207